Right of use assets and Lease liabilities (Details 6) $ in Thousands		12 Months Ended
		Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)
Disclosure of fair value measurement of assets [line items]
Lease liabilities	[1]	$ 32,134,911	$ 33,070,356
Total		412,876,856	233,556,029
Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total		$ 88,151,400	$ 99,749,082	$ 99,749,082
Bank borrowings [Member] | Bank Borrowings Three [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Bank Borrowings Seven [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			91,413,000-1
Debtor country			Chile
Lending party Tax ID			97,030,000-7
Creditor country			Chile
Currency			CLP
Type of amortization			At maturity
Interest Rate			4.56%	4.56%
Later than five years [member]
Disclosure of fair value measurement of assets [line items]
Total		$ 214,837,331	$ 115,915,616
Later than five years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total		802,601		$ 2,617,764
Later than one year and not later than three years [member]
Disclosure of fair value measurement of assets [line items]
Total		86,716,112	97,246,912
Later than one year and not later than three years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total		74,906,587		$ 86,996,914
Unidad de fomento [Member] | Later than five years [member]
Disclosure of fair value measurement of assets [line items]
Total		214,070,902	113,326,471
Unidad de fomento [Member] | Later than one year and not later than three years [member]
Disclosure of fair value measurement of assets [line items]
Total		11,820,381	10,266,325
At cost [member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		4,934,639
Subtotal leases by IFRS 16		$ 4,440,770
At cost [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Type of amortization
Total		$ 27,200,272
Lease Liabilities Subtotal One		17,937,307
Subtotal leases by IFRS 16 Non- current lease liabilities		$ 9,262,965
At cost [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		CLP
Type of amortization		Monthly
Interest Rate		0.05%
Total		$ 572,226
At cost [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		Euros
Type of amortization		Monthly
Interest Rate		0.01%
Total		$ 167,947
At cost [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		USD
Type of amortization		Monthly
Interest Rate		0.04%
Total		$ 3,008,897
At cost [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		ARS
Type of amortization		Monthly
Interest Rate		62.00%
Total		$ 73,698
At cost [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		USD
Type of amortization		Monthly
Interest Rate		10.00%
Total		$ 863,891
At cost [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UI
Type of amortization		Monthly
Interest Rate		0.05%
Total		$ 0
At cost [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 4,857,097
Type of amortization
Subtotal leases by IFRS 16			$ 4,390,039
Subtotal			467,058
Total			28,213,259
Lease Liabilities Subtotal One			17,948,891
Subtotal leases by IFRS 16 Non- current lease liabilities			$ 10,264,368
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			CLP
Type of amortization			Monthly
Interest Rate			3.41%	3.41%
Total			$ 924,158
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | ARS [Member] | Finca La Celia S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Lending party Tax ID			0-E
Creditor country			Argentina
Currency			ARS
Lease liabilities			$ 1,172
Type of amortization			Monthly
Interest Rate			17.00%	17.00%
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			Euros
Type of amortization			Monthly
Interest Rate			1.64%	1.64%
Total			$ 261,681
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			CLP
Lease liabilities			$ 616,243
Type of amortization			Monthly
Interest Rate			3.41%	3.41%
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			Euros
Lease liabilities			$ 107,134
Type of amortization			Monthly
Interest Rate			1.64%	1.64%
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			USD
Type of amortization			Monthly
Interest Rate			4.52%	4.52%
Total			$ 3,281,551
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			USD
Lease liabilities			$ 600,614
Type of amortization			Monthly
Interest Rate			4.52%	4.52%
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Creditor country			Argentina
Currency			ARS
Type of amortization			Monthly
Interest Rate			54.50%	54.50%
Total			$ 116,255
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Creditor country			Argentina
Currency			USD
Type of amortization			Monthly
Interest Rate			10.00%	10.00%
Total			$ 382,685
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Creditor country			Argentina
Currency			ARS
Lease liabilities			$ 103,457
Type of amortization			Monthly
Interest Rate			54.50%	54.50%
At cost [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Creditor country			Argentina
Currency			USD
Lease liabilities			$ 819,248
Type of amortization			Monthly
Interest Rate			10.00%	10.00%
At cost [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Uruguay
Creditor country			Uruguay
Currency			UI
Type of amortization			Monthly
Interest Rate			5.25%	5.25%
Total			$ 18,855
At cost [member] | Financial leases obligations [Member] | Bank Borrowings Ten [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Uruguay
Creditor country			Uruguay
Currency			UI
Lease liabilities			$ 31,501
Type of amortization			Monthly
Interest Rate			5.25%	5.25%
At cost [member] | Financial leases obligations [Member] | Bank Borrowings eleven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Uruguay
Creditor country			Uruguay
Currency			USD
Lease liabilities			$ 4,108
Type of amortization			Monthly
Interest Rate			35.00%	35.00%
At cost [member] | Not later than three months [member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,373,828
Subtotal leases by IFRS 16		1,251,698
At cost [member] | Not later than three months [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 1,249,278
Subtotal leases by IFRS 16			1,133,477
Subtotal			115,801
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | ARS [Member] | Finca La Celia S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			541
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			136,913
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			25,324
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			104,848
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			26,841
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			329,178
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Ten [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			7,875
At cost [member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings eleven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			3,081
At cost [member] | Later than three months and not later than one year [member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		3,560,811
Subtotal leases by IFRS 16		3,189,072
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total		3,404,844
Lease Liabilities Subtotal One		938,957
Subtotal leases by IFRS 16 Non- current lease liabilities		2,465,887
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		43,817
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		556,392
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		9,357
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		247,604
At cost [member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			3,607,819
Subtotal leases by IFRS 16			3,256,562
Subtotal			351,257
Total			2,942,997
Lease Liabilities Subtotal One			978,102
Subtotal leases by IFRS 16 Non- current lease liabilities			1,964,895
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			154,917
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | ARS [Member] | Finca La Celia S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			631
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			59,089
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			479,330
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			81,810
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			603,084
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			495,766
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			26,770
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			76,616
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			490,070
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Ten [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			23,626
At cost [member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings eleven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			1,027
At cost [member] | Later than five years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total		17,834,663
Lease Liabilities Subtotal One		15,962,034
Subtotal leases by IFRS 16 Non- current lease liabilities		1,872,629
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		26,094
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		1,372,711
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
At cost [member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
At cost [member] | Later than five years [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Total			19,780,400
Lease Liabilities Subtotal One			15,993,556
Subtotal leases by IFRS 16 Non- current lease liabilities			3,786,844
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			44,034
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			1,839,685
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
At cost [member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total		5,960,765
Lease Liabilities Subtotal One		1,036,316
Subtotal leases by IFRS 16 Non- current lease liabilities		4,924,449
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		502,315
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		167,947
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		1,079,794
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		64,341
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		616,287
At cost [member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		$ 0
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Total			5,489,862
Lease Liabilities Subtotal One			977,233
Subtotal leases by IFRS 16 Non- current lease liabilities			4,512,629
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			725,207
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			202,592
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			838,782
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			116,255
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			355,915
At cost [member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			$ 18,855
At cost [member] | Unidad de fomento [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		Subtotal
Subtotal		$ 493,869
At cost [member] | Unidad de fomento [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 92,792
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90.413.000-1
Lease liabilities		$ 401,077
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		759,368
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		106,072
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		2,070,162
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		539,897
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		135,702
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		781,614
At cost [member] | Unidad de fomento [Member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		20,907
At cost [member] | Unidad de fomento [Member] | Bank Borrowings Ten [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 27,048
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		UF
Type of amortization		Monthly
Interest Rate		2.14%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79.862.750-3
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		UF
Type of amortization		Monthly
Interest Rate		2.14%
Total		$ 223,866
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Lending party Tax ID		99.012.000-5
Creditor country		Chile
Currency		UF
Type of amortization		Monthly
Interest Rate		3.95%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90.413.000-1
Debtor country		Chile
Lending party Tax ID		99.012.000-5
Creditor country		Chile
Currency		UF
Type of amortization		Monthly
Interest Rate		3.95%
Total		$ 17,713,441
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Creditor country		Chile
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency		CLP
Type of amortization		Monthly
Interest Rate		0.05%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Creditor country		Chile
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency		Euros
Type of amortization		Monthly
Interest Rate		0.01%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Creditor country		Chile
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		UF
Type of amortization		Monthly
Interest Rate		0.18%
Total		$ 4,576,306
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Chile
Creditor country		Chile
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency		USD
Type of amortization		Monthly
Interest Rate		0.04%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Argentina
Creditor country		Argentina
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency		ARS
Type of amortization		Monthly
Interest Rate		62.00%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Argentina
Creditor country		Argentina
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency		USD
Type of amortization		Monthly
Interest Rate		10.00%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Uruguay
Creditor country		Uruguay
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency		UI
Type of amortization		Monthly
Interest Rate		0.05%
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Ten [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Uruguay
Creditor country		Uruguay
At cost [member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Ten [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Currency		UYU
Type of amortization		Monthly
Interest Rate		0.13%
At cost [member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			79.862.750-3
Debtor country			Chile
Lending party Tax ID			97.030.000-7
Creditor country			Chile
Currency			UF
Lease liabilities			$ 88,530
Type of amortization			Monthly
Interest Rate			2.14%	2.14%
Total			$ 308,194
At cost [member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			90.413.000-1
Debtor country			Chile
Lending party Tax ID			99.012.000-5
Creditor country			Chile
Currency			UF
Lease liabilities			$ 377,356
Type of amortization			Monthly
Interest Rate			3.95%	3.95%
Total			$ 17,640,697
At cost [member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			UF
Type of amortization			Monthly
Interest Rate			2.87%	2.87%
Total			$ 5,279,183
At cost [member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			UF
Lease liabilities			$ 2,089,134
Type of amortization			Monthly
Interest Rate			2.87%	2.87%
At cost [member] | Unidad de fomento [Member] | Not later than three months [member]
Disclosure of fair value measurement of assets [line items]
Subtotal		$ 122,130
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		23,155
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		98,975
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		197,593
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		26,518
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		535,711
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		134,975
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		58,040
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		279,758
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		8,960
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Bank Borrowings Ten [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		10,143
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 22,133
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			93,127
At cost [member] | Unidad de fomento [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			492,441
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member]
Disclosure of fair value measurement of assets [line items]
Subtotal		371,739
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		69,637
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		302,102
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		561,775
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		79,554
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,534,451
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		404,922
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		77,662
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		501,856
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		11,947
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank Borrowings Ten [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		16,905
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		32,662
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		906,295
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		1,608,717
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			66,397
Total			125,892
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			284,229
Total			852,210
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			1,121,035
At cost [member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			1,596,693
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		15,962,034
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		473,824
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Total			15,993,556
At cost [member] | Unidad de fomento [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			1,903,125
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		191,204
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		845,112
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		2,493,765
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Total			182,302
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Total			794,931
At cost [member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			$ 2,255,023
At cost [member] | Uruguayan Peso [Member] | Financial leases obligations [Member] | Bank Borrowings twelve [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Uruguay
Creditor country			Uruguay
Currency			UYU
Lease liabilities			$ 18,600
Type of amortization			Monthly
Interest Rate			13.25%	13.25%
At cost [member] | Uruguayan Peso [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings twelve [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 6,976
At cost [member] | Uruguayan Peso [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings twelve [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 11,624
Nominal Value [Member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 6,105,000
Type of amortization
Subtotal leases by IFRS 16		$ 5,049,066
Subtotal		1,055,934
Total		36,356,404
Lease Liabilities Subtotal One		25,279,708
Subtotal leases by IFRS 16 Non- current lease liabilities		$ 11,076,696
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79.862.750-3	79.862.750-3
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		CLP
Lease liabilities		$ 873,673
Type of amortization		Monthly
Total		$ 664,208
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		Euros
Lease liabilities		$ 113,235
Type of amortization		Monthly
Total		$ 179,287
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		USD
Lease liabilities		$ 651,762
Type of amortization		Monthly
Total		$ 4,092,389
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		ARS
Lease liabilities		$ 245,196
Type of amortization		Monthly
Total		$ 170,047
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Argentina
Creditor country		Argentina
Currency		USD
Lease liabilities		$ 891,013
Type of amortization		Monthly
Total		$ 1,067,081
Nominal Value [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UI
Lease liabilities		$ 20,996
Type of amortization		Monthly
Total		$ 0
Nominal Value [Member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 5,766,345
Type of amortization
Subtotal leases by IFRS 16			$ 4,688,337
Subtotal			1,078,008
Total			39,866,628
Lease Liabilities Subtotal One			26,963,408
Subtotal leases by IFRS 16 Non- current lease liabilities			$ 12,903,220
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			CLP
Type of amortization			Monthly
Total			$ 1,112,739
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | ARS [Member] | Finca La Celia S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Lending party Tax ID			0-E
Creditor country			Argentina
Currency			ARS
Lease liabilities			$ 1,172
Type of amortization			Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			Euros
Type of amortization			Monthly
Total			$ 281,227
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			CLP
Lease liabilities			$ 637,544
Type of amortization			Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			Euros
Lease liabilities			$ 108,861
Type of amortization			Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			USD
Type of amortization			Monthly
Total			$ 4,826,185
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			USD
Lease liabilities			$ 560,978
Type of amortization			Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Creditor country			Argentina
Currency			ARS
Type of amortization			Monthly
Total			$ 233,249
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Creditor country			Argentina
Currency			USD
Type of amortization			Monthly
Total			$ 416,984
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Creditor country			Argentina
Currency			ARS
Lease liabilities			$ 214,302
Type of amortization			Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Argentina
Creditor country			Argentina
Currency			USD
Lease liabilities			$ 962,132
Type of amortization			Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Uruguay
Creditor country			Uruguay
Currency			UI
Type of amortization			Monthly
Total			$ 21,281
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings Ten [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Uruguay
Creditor country			Uruguay
Currency			UI
Lease liabilities			$ 31,921
Type of amortization			Monthly
Nominal Value [Member] | Financial leases obligations [Member] | Bank Borrowings eleven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Uruguay
Creditor country			Uruguay
Currency			USD
Lease liabilities			$ 4,123
Type of amortization			Monthly
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,689,539
Subtotal leases by IFRS 16		1,425,416
Subtotal		264,123
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		228,314
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		28,309
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		162,940
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		94,385
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		314,654
Nominal Value [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		8,998
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 1,606,706
Subtotal leases by IFRS 16			1,336,781
Subtotal			269,925
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | ARS [Member] | Finca La Celia S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			541
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			168,699
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			27,215
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			140,245
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			55,024
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			376,479
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Ten [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			7,980
Nominal Value [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings eleven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			3,092
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		4,415,461
Subtotal leases by IFRS 16		3,623,650
Subtotal		791,811
Total		4,724,806
Lease Liabilities Subtotal One		1,947,460
Subtotal leases by IFRS 16 Non- current lease liabilities		2,777,346
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		645,359
Total		53,824
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		84,926
Total		0
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		488,822
Total		706,361
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		150,811
Total		24,101
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		576,359
Total		308,841
Nominal Value [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		11,998
Total		0
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			4,159,639
Subtotal leases by IFRS 16			3,351,556
Subtotal			808,083
Total			4,494,247
Lease Liabilities Subtotal One			2,089,309
Subtotal leases by IFRS 16 Non- current lease liabilities			2,404,938
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			189,827
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | ARS [Member] | Finca La Celia S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			631
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			63,503
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			468,845
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			81,646
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			839,196
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			420,733
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			33,515
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			159,278
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			585,653
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Ten [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			23,941
Nominal Value [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings eleven [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			1,031
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total		23,943,806
Lease Liabilities Subtotal One		21,220,756
Subtotal leases by IFRS 16 Non- current lease liabilities		2,723,050
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		32,356
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		2,082,508
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
Nominal Value [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Total			27,860,601
Lease Liabilities Subtotal One			22,720,893
Subtotal leases by IFRS 16 Non- current lease liabilities			5,139,708
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			57,419
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			2,865,031
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
Nominal Value [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member]
Disclosure of fair value measurement of assets [line items]
Total		7,687,792
Lease Liabilities Subtotal One		2,111,492
Subtotal leases by IFRS 16 Non- current lease liabilities		5,576,300
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		578,028
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		179,287
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		1,303,520
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		145,946
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		758,240
Nominal Value [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		$ 0
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member]
Disclosure of fair value measurement of assets [line items]
Total			7,511,780
Lease Liabilities Subtotal One			2,153,206
Subtotal leases by IFRS 16 Non- current lease liabilities			5,358,574
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Three [Member] | CLP [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			865,493
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Four [Member] | Euros [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			217,724
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			1,121,958
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Seven [Member] | ARS [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			233,249
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Eight [Member] | USD [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			383,469
Nominal Value [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings nine [Member] | U I [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			$ 21,281
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		79.862.750-3
Debtor country		Chile
Lending party Tax ID		97.030.000-7
Creditor country		Chile
Currency		UF
Lease liabilities		$ 98,606
Type of amortization		Monthly
Total		$ 229,644
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		90.413.000-1
Debtor country		Chile
Lending party Tax ID		99.012.000-5
Creditor country		Chile
Currency		UF
Lease liabilities		$ 957,328
Type of amortization		Monthly
Total		$ 25,050,064
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Three [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Four [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Debtor country		Chile
Creditor country		Chile
Currency		UF
Lease liabilities		$ 2,225,861
Type of amortization		Monthly
Total		$ 4,903,684
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Seven [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings Eight [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Bank borrowings [Member] | Bank Borrowings nine [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID		0-E
Nominal Value [Member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			79.862.750-3
Debtor country			Chile
Lending party Tax ID			97.030.000-7
Creditor country			Chile
Currency			UF
Lease liabilities			$ 96,079
Type of amortization			Monthly
Total			$ 319,483
Nominal Value [Member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			90.413.000-1
Debtor country			Chile
Lending party Tax ID			99.012.000-5
Creditor country			Chile
Currency			UF
Lease liabilities			$ 980,757
Type of amortization			Monthly
Total			$ 26,643,925
Nominal Value [Member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			UF
Type of amortization			Monthly
Total			$ 6,011,555
Nominal Value [Member] | Unidad de fomento [Member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Chile
Creditor country			Chile
Currency			UF
Lease liabilities			$ 2,149,455
Type of amortization			Monthly
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 24,791
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		239,332
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		577,567
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 24,195
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			245,189
Nominal Value [Member] | Unidad de fomento [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			550,914
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		73,815
Total		32,806
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		717,996
Total		1,914,654
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		1,648,294
Total		1,684,219
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			71,884
Total			127,793
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			735,568
Total			1,961,516
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			1,278,897
Nominal Value [Member] | Unidad de fomento [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings Six [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			1,598,541
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Total		0
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Total		21,220,756
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		608,186
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Total			0
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Total			22,720,893
Nominal Value [Member] | Unidad de fomento [Member] | Later than five years [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			2,217,258
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Total		196,838
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Total		1,914,654
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Bank borrowings [Member] | Bank Borrowings Five [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total		$ 2,611,279
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings One [Member] | Transportes CCU Limitada [Member]
Disclosure of fair value measurement of assets [line items]
Total			191,690
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Two [Member] | Compania Cervecerias Unidas S.A. [Member]
Disclosure of fair value measurement of assets [line items]
Total			1,961,516
Nominal Value [Member] | Unidad de fomento [Member] | Later than one year and not later than three years [member] | Financial leases obligations [Member] | Bank Borrowings Five [Member] | UF [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Total			$ 2,515,400
Nominal Value [Member] | Uruguayan Peso [Member] | Bank borrowings [Member] | Bank Borrowings Ten [Member]
Disclosure of fair value measurement of assets [line items]
Debtor country		Uruguay
Creditor country		Uruguay
Currency		UYU
Lease liabilities		$ 27,330
Type of amortization		Monthly
Nominal Value [Member] | Uruguayan Peso [Member] | Financial leases obligations [Member] | Bank Borrowings twelve [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Debtor Tax ID			0-E
Debtor country			Uruguay
Creditor country			Uruguay
Currency			UYU
Lease liabilities			$ 19,021
Type of amortization			Monthly
Nominal Value [Member] | Uruguayan Peso [Member] | Not later than three months [member] | Bank borrowings [Member] | Bank Borrowings Ten [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 10,249
Nominal Value [Member] | Uruguayan Peso [Member] | Not later than three months [member] | Financial leases obligations [Member] | Bank Borrowings twelve [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 7,133
Nominal Value [Member] | Uruguayan Peso [Member] | Later than three months and not later than one year [member] | Bank borrowings [Member] | Bank Borrowings Ten [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities		$ 17,081
Nominal Value [Member] | Uruguayan Peso [Member] | Later than three months and not later than one year [member] | Financial leases obligations [Member] | Bank Borrowings twelve [Member] | CCU and subsidiaries [Member]
Disclosure of fair value measurement of assets [line items]
Lease liabilities			$ 11,888

[1]	See Note 22 - Lease liabilities.